REPORT OF
INDEPENDENT
REGISTERED PUBLIC
ACCOUNTING FIRM



Shareholders and Board of
Trustees
Northern Lights Fund Trust II
Omaha, Nebraska 68130


In planning and performing our
audit of the financial statements
of  GGM Macro Alignment ETF
(the Fund), a series of Northern
Lights Fund Trust II as of and for
the year ended August 31, 2025,
in accordance with the standards
of the Public Company
Accounting Oversight Board
(United States), we considered
the Funds internal control over
financial reporting, including
controls over safeguarding
securities, as a basis for
designing our auditing
procedures for the purpose of
expressing our opinion on the
financial statements and to
comply with the requirements of
Form N-CEN, but not for the
purpose of expressing an opinion
on the effectiveness of the Funds
internal control over financial
reporting.  Accordingly, we
express no such opinion.

The management of the Fund is
responsible for establishing and
maintaining effective internal
control over financial reporting.
In fulfilling this responsibility,
estimates and judgments by
management are required to
assess the expected benefits and
related costs of controls.  A
companys internal control over
financial reporting is a process
designed to provide reasonable
assurance regarding the
reliability of financial reporting
and the preparation of financial
statements for external purposes
in accordance with generally
accepted accounting principles.
A companys internal control over
financial reporting includes those
policies and procedures that (1)
pertain to the maintenance of
records that, in reasonable
detail, accurately and fairly
reflect the transactions and
dispositions of the assets of the
company; (2) provide
reasonable assurance that
transactions are recorded as
necessary to permit
preparation of financial
statements  in  accordance  with
generally  accepted  accounting
principles,  and  that  receipts
and expenditures of the company
are being made only in
accordance with authorizations
of management and directors of
the company; and (3) provide
reasonable assurance regarding
prevention or timely detection of
unauthorized acquisition, use or
disposition of a companys assets
that could have a material effect
on the financial statements.

Because of inherent
limitations, internal control
over financial reporting may
not prevent or detect
misstatements.  Also,
projections of any evaluation of
effectiveness to future periods
are subject to the risk that
controls may become
inadequate because of changes
in conditions, or that the
degree of compliance with the
policies or procedures may
deteriorate.

A deficiency in internal control
over financial reporting exists
when the design or operation of
a control does not allow
management or employees, in the
normal course of performing
their assigned functions, to
prevent or detect misstatements
on a timely basis.  A material
weakness is a deficiency, or
combination of deficiencies, in
internal control over financial
reporting, such that there is a
reasonable possibility that a
material misstatement of the
Funds annual or interim
financial statements will not be
prevented or detected on a
timely basis.





Shareholders and Board of
Trustees
Northern Lights Fund Trust
II
Page Two





Our consideration of the Funds
internal control over financial
reporting was for the limited
purpose described in the first
paragraph and would not
necessarily disclose all
deficiencies in internal control
that might be material
weaknesses under standards
established by the Public
Company Accounting Oversight
Board (United States).
However, we noted no
deficiencies in the Funds
internal control over financial
reporting and its operation,
including controls over
safeguarding securities that we
consider to be material
weaknesses as defined above as
of August 31, 2025.

This report is intended solely for
the information and use of
management, the Board of
Trustees of the Northern Lights
Fund Trust II and the Securities
and Exchange Commission, and
is not intended to be and should
not be used by anyone other than
these specified parties.




/s/TAIT, WELLER &
BAKER LLP
Philadelphia, Pennsylvania
October 30, 2025